Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Technology Portfolio
November 30, 2025
TEC-NPRT3-0126
1.810712.121
Common Stocks - 96.5%
	Shares	Value ($)
AUSTRALIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	11,200	18,436,768
CANADA - 2.6%
Information Technology - 2.6%
IT Services - 2.6%
Shopify Inc Class A (c)	190,500	30,237,078
Shopify Inc Class A (United States) (c)	4,457,500	707,137,800

TOTAL CANADA		737,374,878
CHINA - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(c)	1,402,904	14
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	46,100	2,010,882
INDIA - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho	3,048,996	3,787,530
Financials - 0.1%
Financial Services - 0.1%
Pine Labs Ltd (e)	3,056,330	8,542,784
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (c)	579,000	2,761,648
TOTAL INDIA		15,091,962
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	405,691	567,967
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Renesas Electronics Corp	1	12
NETHERLANDS - 5.2%
Information Technology - 5.2%
Semiconductors & Semiconductor Equipment - 5.2%
ASML Holding NV	231,650	245,005,442
NXP Semiconductors NV	6,232,807	1,215,023,397

TOTAL NETHERLANDS		1,460,028,839
TAIWAN - 1.1%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(c)	1,402,904	0
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd	6,826,488	314,824,913
TOTAL TAIWAN		314,824,913
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (c)(d)	72	0
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)	27,927	37,788,303
TOTAL UNITED KINGDOM		37,788,303
UNITED STATES - 87.3%
Communication Services - 1.0%
Entertainment - 1.0%
Netflix Inc (c)	2,409,960	259,263,497
Interactive Media & Services - 0.0%
Epic Games Inc (b)(c)(d)	17,917	11,647,662
TOTAL COMMUNICATION SERVICES		270,911,159

Consumer Discretionary - 1.6%
Broadline Retail - 1.5%
Amazon.com Inc (c)	1,821,700	424,856,874
Hotels, Restaurants & Leisure - 0.1%
Airbnb Inc Class A (c)	302,209	35,355,431
TOTAL CONSUMER DISCRETIONARY		460,212,305

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Maplebear Inc (c)	29,110	1,222,911
Food Products - 0.0%
Local Bounti Corp (c)	118,993	291,533
TOTAL CONSUMER STAPLES		1,514,444

Industrials - 1.0%
Aerospace & Defense - 0.0%
Beta Technologies Inc (e)	463,215	12,631,873
Beta Technologies Inc Class A (c)	155,000	4,226,850
Relativity Space Inc (b)(c)	6,703	7,105
		16,865,828
Electrical Equipment - 0.0%
ESS Tech Inc Class A (c)	52,485	144,334
Ground Transportation - 1.0%
CreateAI Holdings Inc Class A (c)	86,300	54,472
Uber Technologies Inc (c)	3,100,103	271,383,017
		271,437,489
TOTAL INDUSTRIALS		288,447,651

Information Technology - 83.7%
Communications Equipment - 3.7%
Cisco Systems Inc	13,428,373	1,033,179,019
IT Services - 5.4%
CoreWeave Inc Class A (c)(f)	1,743,040	127,451,084
MongoDB Inc Class A (c)	829,586	275,729,499
Okta Inc Class A (c)	4,193,647	336,875,664
Snowflake Inc (c)	3,040,813	763,973,858
		1,504,030,105
Semiconductors & Semiconductor Equipment - 38.7%
Astera Labs Inc (c)	1,972,430	310,795,795
GlobalFoundries Inc (c)	15,468,587	554,394,158
Marvell Technology Inc	15,538,448	1,389,137,251
Micron Technology Inc	3,477,841	822,439,840
Monolithic Power Systems Inc	60,900	56,525,553
NVIDIA Corp	38,092,180	6,742,315,861
ON Semiconductor Corp (c)	18,503,784	929,630,108
		10,805,238,566
Software - 19.4%
Algolia Inc (b)(c)(d)	153,503	2,942,653
Autodesk Inc (c)	197,600	59,939,984
Celestial AI Inc (b)(d)	30,801	567,662
Crowdstrike Holdings Inc Class A (c)	882,017	449,087,776
CyberArk Software Ltd (c)	686,600	314,867,894
Datadog Inc Class A (c)	4,450,771	712,167,868
Figma Inc Class A	63,900	2,298,483
HubSpot Inc (c)	652,479	239,668,586
Manhattan Associates Inc (c)	2,494,242	440,109,001
Microsoft Corp	4,940,486	2,430,768,517
Monday.com Ltd (c)(f)	243,643	35,050,482
Netskope Inc Class A (c)	77,200	1,418,936
Nutanix Inc Class A (c)	72,472	3,464,162
Rubrik Inc Class A (c)	789,287	54,713,375
Servicenow Inc (c)	676,529	549,618,925
Stripe Inc Class B (b)(c)(d)	38,600	1,598,812
Urgent.ly Inc (c)	3,014	5,786
Zscaler Inc (c)	552,800	139,029,200
		5,437,318,102
Technology Hardware, Storage & Peripherals - 16.5%
Apple Inc	13,617,166	3,797,146,739
Sandisk Corp/DE	1,121,892	250,496,046
Western Digital Corp	3,467,276	566,310,189
		4,613,952,974
TOTAL INFORMATION TECHNOLOGY		23,393,718,766

TOTAL UNITED STATES		24,414,804,325
TOTAL COMMON STOCKS (Cost $12,987,964,507)		27,000,928,863

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d) (Cost $147,191)	147,191	88,447

Convertible Preferred Stocks - 2.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	96,743	23,198,005
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	40,842	8,685,825
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	382,800	566,544
Xsight Labs Ltd Series F (b)(d)	1,352,302	5,693,191

TOTAL ISRAEL		6,259,735
UNITED STATES - 2.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	1,800	458,928
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	14,100	577,254
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	123,700	1,589,545
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	12,823	939,413
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	169,983	13,039,396
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	4,547	339,024
		15,907,378
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A10 (b)(c)(d)	505,168	212,171
ABL Space Systems Co Series A8 (b)(c)(d)	111,201	46,704
ABL Space Systems Co Series A9 (b)(c)(d)	83,871	35,226
		294,101
Information Technology - 2.0%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(c)(d)	605,440	6,151,270
Electronic Equipment, Instruments & Components - 0.2%
Cerebras Systems Inc Series G (b)(d)	485,600	17,593,288
Enevate Corp Series E (b)(c)(d)	9,477,386	1,705,929
Vast Data Ltd Series A (b)(c)(d)	104,926	2,466,810
Vast Data Ltd Series A1 (b)(c)(d)	258,256	6,071,599
Vast Data Ltd Series A2 (b)(c)(d)	297,078	6,984,305
Vast Data Ltd Series B (b)(c)(d)	236,389	5,557,505
Vast Data Ltd Series C (b)(c)(d)	6,891	162,007
Vast Data Ltd Series E (b)(c)(d)	225,885	5,310,556
		45,851,999
IT Services - 0.2%
Gupshup Inc (b)(c)(d)	257,284	1,057,437
X.Ai Holdings Corp Series C (b)(d)	771,000	50,261,490
		51,318,927
Semiconductors & Semiconductor Equipment - 0.0%
Retym Inc Series C (b)(c)(d)	463,916	5,065,963
Retym Inc Series D (b)(d)	115,087	1,322,350
SiMa Technologies Inc Series B (b)(c)(d)	231,000	1,413,720
SiMa Technologies Inc Series B1 (b)(c)(d)	100,683	726,931
		8,528,964
Software - 1.5%
Algolia Inc Series D (b)(c)(d)	109,867	2,106,150
Anthropic PBC Series B (b)(c)(d)	658,500	92,822,160
Anthropic PBC Series D (b)(c)(d)	673,183	99,819,576
Anthropic PBC Series F (b)(d)	127,300	17,944,208
Celestial AI Inc Series A (b)(d)	196,405	3,619,744
Celestial AI Inc Series B (b)(d)	147,790	2,723,770
Celestial AI Inc Series C1 (b)(d)	592,016	10,910,855
Databricks Inc Series G (b)(c)(d)	82,812	14,849,848
Databricks Inc Series H (b)(c)(d)	273,804	49,098,533
Databricks Inc Series I (b)(c)(d)	4,234	759,241
Databricks Inc Series J (b)(d)	130,729	23,442,324
Databricks Inc Series K (b)(d)	1,700	304,844
Openai Group Pbc Series A-2 (b)(d)	68,088	29,586,960
Openai Group Pbc Series A-3 (b)(d)	11,425	4,964,619
Physical Intelligence Inc Series B (b)(d)	65,800	17,866,674
Runway AI Inc Series D (b)(c)(d)	1,846,660	27,013,312
Runway AI Inc Series P (b)(d)	116,232	1,700,265
Skyryse Inc Series B (b)(c)(d)	121,800	3,185,070
Stripe Inc Series H (b)(c)(d)	17,100	708,282
Stripe Inc Series I (b)(c)(d)	487,275	20,182,931
		423,609,366
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	274,211	12,934,533
Lightmatter Inc Series C2 (b)(c)(d)	43,071	2,103,588
Lightmatter Inc Series D (b)(c)(d)	187,200	12,218,544
		27,256,665
TOTAL INFORMATION TECHNOLOGY		562,717,191

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	151,757	4,470,761
TOTAL UNITED STATES		584,425,613
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $355,772,960)		622,569,178

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(c) (Cost $12,798,000)	711,000	4,777,920

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(g)	526,698	136,818
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	346,273	371,155
TOTAL INFORMATION TECHNOLOGY		507,973

TOTAL PREFERRED SECURITIES (Cost $878,503)		507,973

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.02	448,361,483	448,451,155
Fidelity Securities Lending Cash Central Fund (h)(i)	4.02	140,432,149	140,446,192
TOTAL MONEY MARKET FUNDS (Cost $588,897,347)			588,897,347

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $13,946,458,508)	28,217,769,728
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(225,737,054)
NET ASSETS - 100.0%	27,992,032,674

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $696,147,458 or 2.5% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $21,174,657 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Security or a portion of the security is on loan at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/2023	863,180

ABL Space Systems Co Series A8	3/24/2021	4,413,489

ABL Space Systems Co Series A9	10/22/2021	5,098,960

Akeana Series C	1/23/2024	1,578,511

Algolia Inc	10/27/2021	4,489,203

Algolia Inc Series D	7/23/2021	3,213,066

Anthropic PBC Series B	3/22/2024	20,548,283

Anthropic PBC Series D	5/31/2024	20,198,519

Anthropic PBC Series F	8/18/2025	17,945,175

Astranis Space Technologies Corp Series C	3/19/2021	13,271,808

Bolt Technology OU Series E	1/3/2022	10,610,609

Bytedance Ltd Series E1	11/18/2020	10,600,535

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	18,436,768

Cazoo Group Ltd	3/28/2021	1,164,734

Celestial AI Inc	2/25/2025	456,338

Celestial AI Inc Series A	2/25/2025	2,909,878

Celestial AI Inc Series B	2/25/2025	2,189,612

Celestial AI Inc Series C1	2/25/2025	10,318,957

Cerebras Systems Inc Series G	9/19/2025	17,594,453

Databricks Inc Series G	2/1/2021	4,896,064

Databricks Inc Series H	8/31/2021	20,120,250

Databricks Inc Series I	9/14/2023	311,199

Databricks Inc Series J	12/17/2024	12,092,433

Databricks Inc Series K	9/8/2025	254,999

Diamond Foundry Inc Series C	3/15/2021	3,642,168

Discord Inc Series I	9/15/2021	991,124

Enevate Corp 10% 5/12/2199	11/12/2024	147,191

Enevate Corp 6%	11/2/2023 - 10/31/2024	528,190

Enevate Corp Series E	1/29/2021	10,507,436

Epic Games Inc	3/29/2021	15,856,545

GoBrands Inc Series G	3/2/2021	3,521,014

Gupshup Inc	6/8/2021	5,882,850

Lightmatter Inc Series C1	5/19/2023	4,512,636

Lightmatter Inc Series C2	12/18/2023	1,119,923

Lightmatter Inc Series D	10/11/2024	15,019,150

Openai Group Pbc Series A-2	9/30/2024	12,791,000

Openai Group Pbc Series A-3	8/4/2025	3,506,200

Physical Intelligence Inc Series B	10/24/2025	17,868,602

Retym Inc Series C	5/17/2023 - 6/20/2023	3,610,102

Retym Inc Series D	1/29/2025	1,218,426

Revolut Group Holdings Ltd	12/27/2024	24,289,422

Runway AI Inc Series D	9/6/2024	20,021,076

Runway AI Inc Series P	11/4/2025	1,700,265

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 10/5/2025	350,313

SiMa Technologies Inc Series B	5/10/2021	1,184,429

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	713,933

Skyryse Inc Series B	10/21/2021	3,006,019

Stripe Inc Class B	5/18/2021	1,548,955

Stripe Inc Series H	3/15/2021	686,138

Stripe Inc Series I	3/20/2023 - 5/12/2023	9,810,863

Tenstorrent Holdings Inc Series C1	4/23/2021	762,398

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	13,399,157

Tenstorrent Holdings Inc Series D2	7/17/2024	345,481

Vast Data Ltd Series A	11/28/2023	1,154,186

Vast Data Ltd Series A1	11/28/2023	2,840,816

Vast Data Ltd Series A2	11/28/2023	3,267,858

Vast Data Ltd Series B	11/28/2023	2,600,279

Vast Data Ltd Series C	11/28/2023	75,801

Vast Data Ltd Series E	11/28/2023	4,969,470

X.Ai Holdings Corp Series C	11/22/2024	16,692,150

Xsight Labs Ltd Series D	2/16/2021	3,060,869

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	6,261,161

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Pine Labs Ltd	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	98,707,316	4,536,973,824	4,187,231,407	8,391,421	1,422	-	448,451,155	448,361,483	0.8%
Fidelity Securities Lending Cash Central Fund	63,231,501	569,148,110	491,933,426	397,685	8	-	140,446,193	140,432,149	0.5%
Total	161,938,817	5,106,121,934	4,679,164,833	8,789,106	1,430	-	588,897,348

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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